Deferred charges, net	6 Months Ended
Jun. 30, 2022
Deferred charges, net [Abstract]
Deferred charges, net
4.	Deferred charges, net:

The movement in deferred dry-docking costs, net in the accompanying unaudited interim consolidated balance sheets is as follows:

Dry-docking costs
Balance December 31, 2021	$4,862,824
Additions	1,878,818
Less: Insurance claim recognized	(550,000)
Amortization	(880,144)
Balance June 30, 2022	$5,311,498

During the six months ended June 30, 2022, the M/T Wonder Musica concluded its scheduled drydocking repairs. As of June 30, 2022, the M/V Magic Moon was undergoing its scheduled drydocking repairs and BWTS installation.